Lease Obligations (Details) - Schedule of future minimum lease payments - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of future minimum lease payments [Abstract]
Year 1	$ 303,788	$ 232,969
Year 2	227,757	255,000
Year 3	179,872	270,000
Year 4	196,570	262,513
Year 5 and thereafter	96,000	196,571
Total lease obligation	1,003,987	1,217,053
Less finance expenses	(64,982)	(196,571)
Lease Obligations	$ 939,005	$ 1,020,482